Offerings - Offering: 1	Jun. 27, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share(2)
Maximum Aggregate Offering Price	$ 5,000,000
Amount of Registration Fee	$ 765.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.Includes shares are registered for resale on this Registration Statement.